Share-Based Compensation Plan - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended					1 Months Ended											12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 09, 2011	Feb. 15, 2011	Aug. 17, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Minimum	Dec. 31, 2009 Maximum	Aug. 17, 2010 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2011.	Aug. 17, 2010 non-vested shares will be vested once a year over five years, with 20% vesting each year starting January 1, 2011.	Feb. 15, 2011 non-vested shares have different vesting schedules shares were 100% vested at February 15, 2011.	Feb. 15, 2011 vested once a year over three years with approximately 33% vesting each year starting January 1, 2012.	Sep. 09, 2011 vested once a year over three years with approximately 33% vesting each year starting July 1, 2012.	Sep. 09, 2011 vested once a year over four years with 25% vesting each year starting July 1, 2012.	May 14, 2010 2006 Employee Share Option Plan	Aug. 06, 2009 2006 Employee Share Option Plan	Mar. 16, 2009 2006 Employee Share Option Plan	Mar. 11, 2009 2006 Employee Share Option Plan	Mar. 06, 2009 2006 Employee Share Option Plan	Dec. 31, 2011 2006 Employee Share Option Plan Year	Dec. 31, 2010 2006 Employee Share Option Plan	Dec. 31, 2009 2006 Employee Share Option Plan	Sep. 30, 2006 2006 Employee Share Option Plan	Sep. 30, 2006 2006 Employee Share Option Plan Maximum	Mar. 06, 2009 Restricted Stock	Dec. 31, 2011 Restricted Stock Year	Dec. 31, 2010 Restricted Stock	Dec. 31, 2009 Restricted Stock	Mar. 06, 2009 Restricted Stock Minimum	Mar. 06, 2009 Restricted Stock Maximum	Mar. 06, 2009 Restricted Stock non-vested shares have different vesting schedules 5,000 non-vested shares were vested immediately on March 30, 2009.	Mar. 06, 2009 Restricted Stock non-vested shares will be vested once a year over three to five years according to the date these employees joined the Company.
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of exercisable shares authorized under stock option plans																								21,000,000
Employee share incentive plan termination year																							2016
Options granted during period															45,000	28,200			27,500
Exercise price of options granted															$ 32.54	$ 29.30			$ 18.34
Options subject to graded vesting, percentage of options vesting in year one																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year two																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year three																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year four																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year five																			20.00%
Vesting period									3 years	5 years		3 years	3 years	4 years	3 years	4 years			5 years										3 years	5 years
Stock option first vesting period															These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.	These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.			These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.
Minimum exercise price of shares that are exchangable under option exchange program, per share																		$ 24.00
Increase in fair value of options granted as a result of option exchange																	$ 2,300,000
Nonvested restricted shares, percentage of shares vesting each year									33.00%	20.00%	100.00%	33.00%	33.00%	25.00%	16.67%
Weighted-average grant-date fair value of options granted during the year					$ 9.94	$ 8.23	$ 5.76	$ 10.63
Total intrinsic values of share options exercised during the year																				12,820,000	21,194,000	35,045,000
Total intrinsic value of exercisable share options				67,990,000																67,990,000	82,684,000	100,658,000
Total intrinsic value of the outstanding share options				70,191,000																70,191,000	87,951,000	168,159,000
Proceeds from exercise of options				7,121,000	11,160,000	13,177,000
Unrecognized compensation cost related to non-vested shares granted																				2,174,000						10,587,000
Weighted average period of recognition of unrecognized compensation cost																				3.40						2.03
Total stock options vested and expected to vest, shares																				5,300,000
Stock options vested and expected to vest, weighted-average remaining contractual life																				2.75
Stock options vested and expected to vest, weighted-average exercise price																				$ 12.51
Stock options vested and expected to vest, aggregated intrinsic value																				70,081,000
Nonvested restricted shares granted during period	19,900	482,350	342,480	502,250					338,980	3,500	57,700	424,650	9,900	10,000											26,205							21,205
Nonvested restricted shares granted vested immediately																															5,000
Vesting date												Jan. 01, 2012	Jul. 01, 2012	Jul. 01, 2012
Total fair value of shares vested during the year																										$ 4,886,000	$ 300,000	$ 353,000
Treasury stock, shares				387,454